Other Financial Assets and Liabilities - Summary of Valuation Gains and Losses on Derivatives Contracts (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Valuation gain	₩ 77,275	₩ 66,305	₩ 57
Valuation loss	15,829	2,045	209,582
Other comprehensive income	91,521	21,651	(146,508)
Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Valuation gain		192	38
Valuation loss	45
Other comprehensive income	(963)	(488)	637
Currency swap [member]
Disclosure of detailed information about financial instruments [line items]
Valuation gain	72,417	58,912	19
Valuation loss	15,784	2,045	187,468
Other comprehensive income	87,626	22,139	(146,752)
Currency forwards [member]
Disclosure of detailed information about financial instruments [line items]
Valuation gain	4,858	₩ 7,201
Valuation loss			22,114
Other comprehensive income	₩ 4,858		₩ (393)